Stockholders’ Equity (Details Narrative) - USD ($)		12 Months Ended
	Sep. 30, 2021	Dec. 31, 2021
Subsidiary, Sale of Stock [Line Items]
Common stock, shares authorized		240,000,000
Common stock, par value		$ 0.0001
Preferred stock, shares authorized		10,000,000
Preferred stock, par value		$ 0.0001
Number of shares of common stock issued		11,309,412
Common stock, shares outstanding		11,309,412
Dividend common stock shares	0.029
Aggregate common stock dividend	448,045
Reverse stock splits, description		On October 12, 2021, Cingulate effected a reverse stock split of its issued and outstanding shares of common stock at a ratio of 0.699-for-1, and on November 29, 2021, Cingulate effected a second reverse stock split of its issued and outstanding shares of common stock at a ratio of 0.64259-for-1 (the “Reverse Stock Splits”). No fractional shares of common stock were issued in connection with either of the Reverse Stock Splits, and all such fractional interests were rounded down to the nearest whole number. All share data, per share data and related information for all periods presented in the accompanying consolidated financial statements have been retrospectively adjusted to reflect the effect of the Reverse Stock Splits.
Dividend Declared [Member]
Subsidiary, Sale of Stock [Line Items]
Dividends declared		$ 0
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock, par value		$ 6.00
Number of shares of common stock issued		4,166,666
Proceeds from public offering		$ 20,400,000
Reorganization Merger [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares of common stock issued		7,142,746
Common stock, shares outstanding		7,142,746